UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Man Investments (CH) AG
Address: Etzelstrasse 27
         CH-8808 Pfaffikon SZ

CH-8808 Pfaffikon SZ, Switzerland

13F File Number:  028-14880

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Witschi & Urs Gruter
Title:     Head of Swiss Compliance & Head of Swiss Finance
Phone:     41 55 417 60 00

Signature, Place, and Date of Signing:

 /s/ Thomas Witschi /s/ Urs Gruter     Pfaffikon, Switzerland     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $159,093 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      NOTE 3.950% 8/1  008252AL2     3116  2500000 PRN      DEFINED               2500000        0        0
AK STL CORP                    NOTE 5.000%11/1  001546AP5      842   900000 PRN      DEFINED                900000        0        0
ARES CAP CORP                  NOTE 5.750% 2/0  04010LAB9      810   750000 PRN      DEFINED                750000        0        0
AVIS BUDGET GROUP              NOTE 3.500%10/0  053774AB1      895   500000 PRN      DEFINED                500000        0        0
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682      366      300 SHR      DEFINED                   300        0        0
CEMEX SAB DE CV                NOTE 4.875% 3/1  151290AV5     7076  5750000 PRN      DEFINED               5750000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1  165167BZ9      719   750000 PRN      DEFINED                750000        0        0
COBALT INTL ENERGY INC         NOTE 2.625%12/0  19075FAA4     5479  4900000 PRN      DEFINED               4900000        0        0
FORD MTR CO DEL                NOTE 4.250%11/1  345370CN8     1123   700000 PRN      DEFINED                700000        0        0
FORESTAR GROUP INC             NOTE 3.750% 3/0  346232AB7     4381  3750000 PRN      DEFINED               3750000        0        0
GENERAL CABLE CORP DEL NEW     FRNT 4.500%11/1  369300AL2     4711  3750000 PRN      DEFINED               3750000        0        0
GILEAD SCIENCES INC            NOTE 1.000% 5/0  375558AN3    12568  5800000 PRN      DEFINED               5800000        0        0
GROUP 1 AUTOMOTIVE INC         FRNT 2.250% 6/1  398905AE9      695   600000 PRN      DEFINED                600000        0        0
HOLOGIC INC                    FRNT 2.000%12/1  436440AB7     6972  5750000 PRN      DEFINED               5750000        0        0
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6      594   550000 PRN      DEFINED                550000        0        0
INTEL CORP                     SDCV 2.950%12/1  458140AD2     8056  7600000 PRN      DEFINED               7600000        0        0
KB HOME                        NOTE 1.375% 2/0  48666KAS8     6915  6265000 PRN      DEFINED               6265000        0        0
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1  53219LAH2     4078  3750000 PRN      DEFINED               3750000        0        0
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0     5350  5000000 PRN      DEFINED               5000000        0        0
MICRON TECHNOLOGY INC          NOTE 1.500% 8/0  595112AQ6      871   750000 PRN      DEFINED                750000        0        0
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2      503   500000 PRN      DEFINED                500000        0        0
NETAPP INC                     NOTE 1.750% 6/0  64110DAB0     1090  1000000 PRN      DEFINED               1000000        0        0
NEWMONT MINING CORP            NOTE 1.250% 7/1  651639AH9     4802  4250000 PRN      DEFINED               4250000        0        0
NOVELLUS SYS INC               NOTE 2.625% 5/1  670008AD3     7845  5750000 PRN      DEFINED               5750000        0        0
NUVASIVE INC                   NOTE 2.750% 7/0  670704AC9      685   700000 PRN      DEFINED                700000        0        0
OLD REP INTL CORP              NOTE 3.750% 3/1  680223AH7     2237  2000000 PRN      DEFINED               2000000        0        0
OMNICOM GROUP INC              NOTE 7/0         682134AA9      592   500000 PRN      DEFINED                500000        0        0
ON SEMICONDUCTOR CORP          NOTE 2.625%12/1  682189AH8     5700  5000000 PRN      DEFINED               5000000        0        0
ONYX PHARMACEUTICALS INC       NOTE 4.000% 8/1  683399AB5      702   300000 PRN      DEFINED                300000        0        0
PRICELINE COM INC              DEBT 1.000% 3/1  741503AQ9     8316  7500000 PRN      DEFINED               7500000        0        0
REDWOOD TR INC                 NOTE 4.625% 4/1  758075AB1      496   450000 PRN      DEFINED                450000        0        0
SANDISK CORP                   NOTE 1.500% 8/1  80004CAD3     8708  6750000 PRN      DEFINED               6750000        0        0
STERLITE INDS INDIA LTD        NOTE 4.000%10/3  859737AB4     6383  6500000 PRN      DEFINED               6500000        0        0
STILLWATER MNG CO              NOTE 1.750%10/1  86074QAL6     8580  7200000 PRN      DEFINED               7200000        0        0
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5     3228  2500000 PRN      DEFINED               2500000        0        0
TRINITY INDS INC               NOTE 3.875% 6/0  896522AF6      606   500000 PRN      DEFINED                500000        0        0
UNITED STATES STL CORP NEW     NOTE 4.000% 5/1  912909AE8     6262  6000000 PRN      DEFINED               6000000        0        0
VERISIGN INC                   SDCV 3.250% 8/1  92343EAD4     1037   700000 PRN      DEFINED                700000        0        0
VERTEX PHARMACEUTICALS INC     NOTE 3.350%10/0  92532FAN0     4511  3750000 PRN      DEFINED               3750000        0        0
VIRGIN MEDIA INC               NOTE 6.500%11/1  92769LAB7      551   200000 PRN      DEFINED                200000        0        0
VIROPHARMA INC                 NOTE 2.000% 3/1  928241AH1      596   400000 PRN      DEFINED                400000        0        0
XILINX INC                     NOTE 2.625% 6/1  983919AF8    10046  7050000 PRN      DEFINED               7050000        0        0